RESTRUCTURING AND ACQUISITION-RELATED COSTS (Tables)	12 Months Ended
Dec. 30, 2018
Analysis of income and expense [abstract]
Restructuring and related costs and disclosure of transactions recognized separately from acquisition
Restructuring and acquisition-related costs are presented in the following table, and are comprised of costs directly related to the closure of business locations or the relocation of business activities, significant changes in management structure, as well as transaction, exit, and integration costs incurred pursuant to business acquisitions.

	2018	2017

Employee termination and benefit costs	$7,767	$3,958
Exit, relocation and other costs	13,620	13,805
Net loss on disposal of property, plant and equipment related to exit activities	12,394	930
Acquisition-related transaction costs	447	4,201
	$34,228	$22,894